Commitments Contingencies and Concentration Risk - Major Customer Concentration (Details) - Customer concentration - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable | Five customers
Major Customer Concentration
Number of customers	5		5
Percentage of concentration risk	81.00%		76.00%
Accounts receivable | Four customers
Major Customer Concentration
Number of customers				4
Percentage of concentration risk				66.00%
Revenues | One customer
Major Customer Concentration
Number of customers	1			1
Percentage of concentration risk	13.00%			11.00%
Revenues | Two customers
Major Customer Concentration
Number of customers		2	2
Percentage of concentration risk		21.00%	24.00%